Segment Information and Geographic Data (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total net operating revenues			$ 21,422,990
Intersegment
Cost of goods sold			(9,134,997)
Selling, general administrative expenses	$ (289,330)	$ (318,316)	(1,150,927)	$ (1,354,749)
Research and development	(66,323)	(131,088)	(708,754)	(609,742)
Operating income (loss)			1,687,652
Income before income taxes	(276,153)	(785,488)	1,247,853	$ (392,243)
Third Party [Member]
Segment Reporting Information [Line Items]
Total net operating revenues	1,587,144	2,378,281	12,682,330
White Button Mushroom [Member]
Segment Reporting Information [Line Items]
Total net operating revenues	1,386,729	1,684,796	10,447,024
Intersegment	993,081		(4,574,213)
Cost of goods sold	200,137	1,115,321	(3,384,118)
Intersegment cost of goods sold	(207,498)	(284,870)
Total net operating cost	(407,635)	(1,400,191)
Selling, general administrative expenses	44,758	82,736	(177,926)
Research and development	36,755	49,829	(340,309)
Operating income (loss)	111,998	436,910	1,955,969
Interest income (expense)	(89,930)	(104,458)
Other income (loss) — net	31,194	25,875
Income before income taxes	53,262	358,327	1,634,974
White Button Mushroom [Member] | Third Party [Member]
Segment Reporting Information [Line Items]
Total net operating revenues	393,648	1,684,796	5,858,322
Compost III [Member]
Segment Reporting Information [Line Items]
Total net operating revenues	319,276	978,355	6,155,089
Intersegment	207,498	284,870	(3,418,261)
Cost of goods sold	146,568	908,559	(631,830)
Intersegment cost of goods sold
Total net operating cost	(146,568)	(908,559)
Selling, general administrative expenses	6,468	9,371	(28,973)
Research and development	29,568	37,529	(163,516)
Operating income (loss)	(70,826)	(261,974)	2,060,044
Interest income (expense)	(10,084)	(10,521)
Other income (loss) — net	83,727	(146,320)
Income before income taxes	2,817	(418,815)	2,039,525
Compost III [Member] | Third Party [Member]
Segment Reporting Information [Line Items]
Total net operating revenues	111,778	693,485	2,884,364
Mushroom Powder Seasonings [Member]
Segment Reporting Information [Line Items]
Total net operating revenues	1,081,718		4,820,877
Intersegment			(576,657)
Cost of goods sold	1,159,507	445,034	(5,119,049)
Intersegment cost of goods sold	(228,978)
Total net operating cost	(1,388,485)	(445,034)
Selling, general administrative expenses	211,123	216,269	(796,019)
Research and development		43,730	(204,929)
Operating income (loss)	(288,912)	(705,033)	(2,180,353)
Interest income (expense)	(30,388)	(35,339)
Other income (loss) — net	14,049	24,481
Income before income taxes	(305,251)	(715,891)	(2,279,470)
Mushroom Powder Seasonings [Member] | Third Party [Member]
Segment Reporting Information [Line Items]
Total net operating revenues	1,081,718		3,939,645
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Total net operating revenues
Intersegment
Cost of goods sold
Intersegment cost of goods sold
Total net operating cost
Selling, general administrative expenses	26,981	9,940	(148,008)
Research and development
Operating income (loss)	(26,981)	(9,940)	(148,008)
Interest income (expense)		831
Other income (loss) — net
Income before income taxes	(26,981)	(9,109)	(147,177)
Corporate Segment [Member] | Third Party [Member]
Segment Reporting Information [Line Items]
Total net operating revenues
Eliminations [Member]
Segment Reporting Information [Line Items]
Total net operating revenues
Intersegment	(1,200,579)	(284,870)	8,569,131
Cost of goods sold
Intersegment cost of goods sold	436,476	284,870
Total net operating cost
Selling, general administrative expenses
Research and development
Operating income (loss)
Interest income (expense)
Other income (loss) — net
Income before income taxes
Eliminations [Member] | Third Party [Member]
Segment Reporting Information [Line Items]
Total net operating revenues
Total [Member]
Segment Reporting Information [Line Items]
Total net operating revenues	(2,787,723)	2,663,151
Intersegment
Cost of goods sold	1,506,212	2,468,914
Intersegment cost of goods sold
Total net operating cost	(1,942,688)	(2,753,784)
Selling, general administrative expenses	289,330	318,316
Research and development	66,323	131,088
Operating income (loss)	(274,721)	(540,037)
Interest income (expense)	(130,402)	(149,487)
Other income (loss) — net	128,970	(95,964)
Income before income taxes	$ (276,153)	$ (785,488)